Accruals - Summary of Accruals (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Accrued interest	€ 251	€ 241
Accrued expenses	285	210
At December 31	€ 537	€ 451	€ 426